Inventories - Summary of Current Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Raw materials	£ 5	£ 5
Work in progress	2	2
Finished goods	116	155
Returns asset	6	7
Inventories	£ 129	£ 169